INCOME TAXES (Details Narrative)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 CAD ($)
Notes and other explanatory information [abstract]
Non capital loss carryforwards	$ 21,831,000		$ 20,776,000
Non capital losses	$ 5,910,000	£ 46,000	$ 5,610,000		$ 5,664,000